Document and Entity Information	12 Months Ended
May 24, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 24, 2013
Registrant Name	ALPS ETF Trust
Central Index Key	0001414040
Amendment Flag	false
Document Creation Date	May 24, 2013
Document Effective Date	May 24, 2013
Prospectus Date	May 24, 2013

Barron's 400 ETF
SUMMARY SECTION Barron’s 400 ETF (the “Fund”)
Investment Objective
The Fund seeks investment results that correspond generally, before fees and expenses, to the performance of the Barron’s 400 Index (the “Underlying Index”).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Barron's 400 ETF
Management fees		0.65%
Other expenses	[1]	none
Total annual Fund operating expenses		0.65%
[1]	"Other expenses" are based on estimated amounts for the current fiscal year and are calculated as a percentage of the Fund's net assets.

Example
The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	One Year	Three Years
Barron's 400 ETF	66	208

Portfolio Turnover
The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, may affect the Fund’s performance.
Principal Investment Strategies
                  ALPS Advisors, Inc. (the "Adviser") will seek investment results that correspond generally to the performance of the Underlying Index. The Underlying Index is a rules-based index intended to give investors a means of tracking the overall performance of high performing equity securities of U.S. companies. The Fund will invest at least 80% of its total assets in the equity securities which comprise the Index.

                  The Underlying Index generally consists of 400 stocks. The Underlying Index's stocks are constituents of the Dow Jones U.S. Total Stock Market Index. In compiling the Index, MarketGrader Capital, LLC (the "Index Provider") selects the 400 stocks from the Dow Jones U.S. Total Stock Market Index by using a methodology that selects components based on the strength of their fundamentals in growth, value, profitability and cash flow and then screens such potential Index components for certain criteria regarding concentration, market capitalization and liquidity. The eligible stocks that are selected for inclusion in the Underlying Index's portfolio are equally weighted. The Underlying Index is rebalanced by the Index Provider semiannually, on the third Friday of March and September each year.

                  The Adviser seeks a correlation over time of 0.95 or better between the Fund's performance, before fees and expenses, and the performance of the Underlying Index. A figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the securities that comprise the Underlying Index in proportion to their weightings in the Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Underlying Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Underlying Index in proportions expected by the Adviser to replicate generally the performance of the Underlying Index as a whole. There may also be instances in which the Adviser may choose to overweight another security in the Underlying Index, purchase (or sell) securities not in the Underlying Index which the Adviser believes are appropriate to substitute for one or more Underlying Index components or utilize various combinations of other available investment techniques, in seeking to replicate, before fees and expenses, the performance of the Underlying Index. In addition, from time to time securities are added to or removed from the Underlying Index. The Fund may sell securities that are represented in the Underlying Index or purchase securities that are not yet represented in the Underlying Index in anticipation of their removal from or addition to the Underlying Index.
Principal Investment Risks
                  Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

                  Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

                  Equity Risk. A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

                   Small and Mid Capitalization Company Risk. Investments in securities of small and mid capitalization companies are subject to the risks of common stocks. Investments in smaller companies may involve greater risks because these companies generally have a limited track record. Smaller companies often have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of the Fund's portfolio.

                   Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions.

                   Due to legal and regulatory rules and limitations, the Fund may not be able to invest in all securities included in the Underlying Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index.

                  The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or otherwise does not hold all of the securities in the Underlying Index, its return may not correlate as well with the return on the Underlying Index, as would be the case if it purchased all of the securities in the Underlying Index with the same weightings as the Underlying Index.

                  Index Risk. The Index Provider has entered into a license agreement with Dow Jones & Company ("DJ") to use the "Barron's" name and certain related intellectual property in connection with the Underlying Index (the "DJ Master License Agreement"). The Index Provider also has entered into a license and services agreement with its parent company, MarketGrader.com, to use the methodology for constructing the Underlying Index (the "MG Master License Agreement"). The Index Provider in turn has entered into a sublicense agreement with the Adviser to use the Underlying Index (the "Sublicense Agreement"). Pursuant to the Sublicense Agreement, the use of the Underlying Index by the Adviser and the Fund is subject to the terms of the DJ Master License Agreement and the MG Master License Agreement, which impose certain limitations and conditions on the Fund's ability to use the Underlying Index. As such the Sublicense Agreement, among other things, may be terminated on 60 days' notice if Fund assets under management ("AUM") do not equal or exceed $50 million by the first anniversary of the Fund's launch date and if AUM does not exceed $100 million within 18 months after the Fund's launch date. If the DJ Master License Agreement or the MG Master License Agreement is terminated, the Fund would lose the ability to use the Underlying Index and/or the "Barron's" name.

                   Fluctuation of Net Asset Value. The NAV of the Fund's Shares will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on the NYSE Arca. The Adviser cannot predict whether the Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of the Underlying Index trading individually or in the aggregate at any point in time.

                   However, given that the Shares can be purchased and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes premiums to, their NAV), the Adviser believes that large discounts or premiums to the NAV of the Shares should not be sustained.

                   Replication Management Risk. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Underlying Index.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
Fund Performance
As of the date of this Prospectus, the Fund has not yet commenced investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the Index and a benchmark index selected for the Fund.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALPS ETF Trust
Prospectus Date	rr_ProspectusDate	May 24, 2013
Barron's 400 ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION Barron’s 400 ETF (the “Fund”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that correspond generally, before fees and expenses, to the performance of the Barron’s 400 Index (the “Underlying Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, may affect the Fund’s performance.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” are based on estimated amounts for the current fiscal year and are calculated as a percentage of the Fund’s net assets.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	ALPS Advisors, Inc. (the "Adviser") will seek investment results that correspond generally to the performance of the Underlying Index. The Underlying Index is a rules-based index intended to give investors a means of tracking the overall performance of high performing equity securities of U.S. companies. The Fund will invest at least 80% of its total assets in the equity securities which comprise the Index.

                  The Underlying Index generally consists of 400 stocks. The Underlying Index's stocks are constituents of the Dow Jones U.S. Total Stock Market Index. In compiling the Index, MarketGrader Capital, LLC (the "Index Provider") selects the 400 stocks from the Dow Jones U.S. Total Stock Market Index by using a methodology that selects components based on the strength of their fundamentals in growth, value, profitability and cash flow and then screens such potential Index components for certain criteria regarding concentration, market capitalization and liquidity. The eligible stocks that are selected for inclusion in the Underlying Index's portfolio are equally weighted. The Underlying Index is rebalanced by the Index Provider semiannually, on the third Friday of March and September each year.

                  The Adviser seeks a correlation over time of 0.95 or better between the Fund's performance, before fees and expenses, and the performance of the Underlying Index. A figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the securities that comprise the Underlying Index in proportion to their weightings in the Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Underlying Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Underlying Index in proportions expected by the Adviser to replicate generally the performance of the Underlying Index as a whole. There may also be instances in which the Adviser may choose to overweight another security in the Underlying Index, purchase (or sell) securities not in the Underlying Index which the Adviser believes are appropriate to substitute for one or more Underlying Index components or utilize various combinations of other available investment techniques, in seeking to replicate, before fees and expenses, the performance of the Underlying Index. In addition, from time to time securities are added to or removed from the Underlying Index. The Fund may sell securities that are represented in the Underlying Index or purchase securities that are not yet represented in the Underlying Index in anticipation of their removal from or addition to the Underlying Index.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

                  Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

                  Equity Risk. A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

                   Small and Mid Capitalization Company Risk. Investments in securities of small and mid capitalization companies are subject to the risks of common stocks. Investments in smaller companies may involve greater risks because these companies generally have a limited track record. Smaller companies often have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of the Fund's portfolio.

                   Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions.

                   Due to legal and regulatory rules and limitations, the Fund may not be able to invest in all securities included in the Underlying Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index.

                  The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or otherwise does not hold all of the securities in the Underlying Index, its return may not correlate as well with the return on the Underlying Index, as would be the case if it purchased all of the securities in the Underlying Index with the same weightings as the Underlying Index.

                  Index Risk. The Index Provider has entered into a license agreement with Dow Jones & Company ("DJ") to use the "Barron's" name and certain related intellectual property in connection with the Underlying Index (the "DJ Master License Agreement"). The Index Provider also has entered into a license and services agreement with its parent company, MarketGrader.com, to use the methodology for constructing the Underlying Index (the "MG Master License Agreement"). The Index Provider in turn has entered into a sublicense agreement with the Adviser to use the Underlying Index (the "Sublicense Agreement"). Pursuant to the Sublicense Agreement, the use of the Underlying Index by the Adviser and the Fund is subject to the terms of the DJ Master License Agreement and the MG Master License Agreement, which impose certain limitations and conditions on the Fund's ability to use the Underlying Index. As such the Sublicense Agreement, among other things, may be terminated on 60 days' notice if Fund assets under management ("AUM") do not equal or exceed $50 million by the first anniversary of the Fund's launch date and if AUM does not exceed $100 million within 18 months after the Fund's launch date. If the DJ Master License Agreement or the MG Master License Agreement is terminated, the Fund would lose the ability to use the Underlying Index and/or the "Barron's" name.

                   Fluctuation of Net Asset Value. The NAV of the Fund's Shares will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on the NYSE Arca. The Adviser cannot predict whether the Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of the Underlying Index trading individually or in the aggregate at any point in time.

                   However, given that the Shares can be purchased and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes premiums to, their NAV), the Adviser believes that large discounts or premiums to the NAV of the Shares should not be sustained.

                   Replication Management Risk. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Underlying Index.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
Risk Lose Money [Text]	rr_RiskLoseMoney	Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	As of the date of this Prospectus, the Fund has not yet commenced investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the Index and a benchmark index selected for the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the Index and a benchmark index selected for the Fund.
Barron's 400 ETF | Barron's 400 ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.65%
Other expenses	rr_OtherExpensesOverAssets	none [1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.65%
One Year	rr_ExpenseExampleYear01	66
Three Years	rr_ExpenseExampleYear03	208

[1]	"Other expenses" are based on estimated amounts for the current fiscal year and are calculated as a percentage of the Fund's net assets.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALPS ETF Trust
Prospectus Date	rr_ProspectusDate	May 24, 2013
Document Creation Date	dei_DocumentCreationDate	May 24, 2013